Definition of Terms in Fund Name	Aug. 12, 2026
Fund Name Disclosure [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]

Objective.

The Trust seeks above-average capital appreciation. Under normal circumstances, the Trust will invest at least 80% of its assets in Technology Companies, AI Companies and/or Robotics Companies. Technology Companies include companies classified under the information technology sector of the Global Industry Classification Standard (GICS®). AI Companies are companies which design, develop, or manufacture advanced machine learnined models or components used to develop these models, along with companies which the Sponsor believes will benefit from the development of Artificial Intelligence, and may include companies from the following subindustries as defined by the Sponsor: AI Algorithms & Learning Systems, Automatic Data Processing, Semiconductor Devices, Data Storage Components, and Data Centers. Robotics Companies are companies which design, develop, and manufacture robots or components and solutions used in the development of robots, along with companies which the Sponsor believes will benefit from the development of robotics, and may include companies from the following sub-industries as defined by the Sponsor: Modern Warfare, Industrial Automation Solutions, Robotics Systems Manufacturing, and Electrical Connectivity Components. The Trust is concentrated (i.e., invests 25% or more of Trust assets) in common stocks of companies within the information technology sector.

Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

Our selection process attempts to find the common stocks with the best prospects for above-average capital appreciation by identifying those that meet our investment objectives, trade at attractive valuations, and, in our opinion, are likely to exceed market expectations of future cash flows.

While not a part of the Trust’s portfolio selection process, the Trust also invests in dividend-paying securities, foreign securities, depositary receipts and large capitalization companies.

As with any similar investments, there can be no assurance that the objective of the Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in the Trust.